Income tax - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Hong Kong [Member]	Dec. 31, 2011 Hong Kong [Member]	Dec. 31, 2010 Hong Kong [Member]	Dec. 31, 2012 People's Republic of China [Member]	Dec. 31, 2007 People's Republic of China [Member]	Dec. 31, 2012 People's Republic of China [Member] High and New Technology Enterprise [Member]
Schedule Of Income Tax [Line Items]
Profit tax rate	(24.60%)	1.70%	1.00%			16.50%	16.50%	16.50%
Corporate income tax, statutory rate, state										30.00%
Corporate income tax, statutory rate, local										3.00%
Enterprise income tax statutory rate									25.00%
Preferential tax rate											15.00%
Percentage of research and development expenses entitled to claim by enterprise	150.00%	150.00%	150.00%
PRC withholding tax rate	10.00%	10.00%	10.00%
Tax loss carry forwards	9,731
Maximum period for claw back underpaid tax plus penalties and interest by tax authorities	5 years
Tax years subject to examination by tax authorities				2008	2012